Note 10 - Notes Payable in Default (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Jan. 13, 2016
Stated Interest Rate		0.00%
Debt Instrument, Face Amount		$ 275,050
Notes payable	$ 179,717	$ 200,000
Blackbridge Capital LLC
Stated Interest Rate	1.00%
Maturity Date	Oct. 27, 2016
Kodiak Capital
Stated Interest Rate		12.00%
Maturity Date		Dec. 01, 2016
Debt Instrument, Face Amount		$ 50,000
B44
Stated Interest Rate			1.00%
Maturity Date	Jun. 30, 2016
Debt Instrument, Face Amount			$ 75,000
Class of Warrant, Outstanding			11,250
Note Purchase and Assignment Agreement | Blackbridge Capital LLC
Debt Conversion, Converted Instrument, Amount	$ 50,000
Note Purchase and Assignment Agreement | Kodiak Capital
Debt Conversion, Converted Instrument, Amount	50,000
Note Purchase and Assignment Agreement | Black Forest Capital LLC
Debt Conversion, Converted Instrument, Amount	50,000
Note Purchase and Assignment Agreement | B44
Debt Default, Short-term Debt, Amount	50,000
Notes Payable in Default
Debt Default, Short-term Debt, Amount	$ 200,000
Stated Interest Rate	1.00%	1.00%
Maturity Date	Mar. 01, 2016	Mar. 01, 2016
Notes payable		$ 200,000